SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
SHORT-TERM INVESTMENTS

5. SHORT-TERM INVESTMENTS

As of December 31, 2022, short-term investments consisted of the wealth management products totaled $24,271. Wealth management products are deposits in a financial institution with variable interest rates and not-guaranteed principal, and thus classified as available for sale. The wealth management products were carried at fair value. Wealth management products had duration of 30 years, during which the Company could redeem the wealth management product at its discretion. As of December 31, 2023, the Company sold all wealth management products.

On July 7, 2023, the Company purchased 5700 shares of a publicly traded stock listed on Shenzhen Stock Exchange. The fair market value on the purchase date is $70,087 based on the stock price on the purchase date. As of December 31, 2023, the Company still holds the 5700 shares of the stock at fair market value of $56,768. The change in fair value of $13,319 is recorded in other income in the consolidated statement of operation and comprehensive income.

In March 31, 2024, the Company disposed of all 5700 shares, realizing $15,632 gain on the sale of the investment.